Going Concern (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss from continuing operations	$ 55,627,135
Net Cash Provided by (Used in) Operating Activities	$ 6,071,204	$ 769,104	$ (74,822)
[custom:CapitalRaised-0]		$ 18,000,000